SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	33. SUBSEQUENT EVENTS The Group adopted its 2021 Equity Incentive Plan on March 5, 2021 which provided for the issuance of options of 2,600,000 ordinary shares.